COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
COMMITMENTS AND CONTINGENCIES

12.	CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the years ended December 31, 2025 and 2024, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at year-end dates, are presented as follows:

	Year ended December 31, 2025			December 31, 2025
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer B	$7,957	80%		$1,275
Customer C	1,884	20%		–

Total:	$9,842	100%	Total:	$–

	Year ended December 31, 2024			December 31, 2024
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$700,884	98%		$5,357

Total:	$700,884	98%	Total:	$5,357

(b)	Major suppliers

For the years ended December 31, 2025 and 2024, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at year-end dates, are presented as follows:

	Year ended December 31, 2025			December 31, 2025
Suppliers	Cost of revenues	Percentage of cost of revenues		Balance outstanding

Supplier A	$58,728	19%		$1,051,220
Supplier B	$248,764	79%		$2,300,518

Total:	$307,492	98%	Total:	$3,351,738

	Year ended December 31, 2024			December 31, 2024
Suppliers	Cost of revenues	Percentage of cost of revenues		Balance outstanding

Supplier A	$113,951	20%		$1,068,099
Supplier B	$455,528	79%		$1,695,698

Total:	$569,479	99%	Total:	$2,763,797

(c)	Economic and political risk

The Company’s major operations are conducted in Malaysia. Accordingly, the political, economic, and legal environments in Malaysia, as well as the general state of Malaysia’s economy may influence the Company’s business, financial condition, and results of operations.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of TAKA and MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(d)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company maintains cash with various financial institutions in Malaysia. Cash are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Perbadanan Insurans Deposit Malaysia (“PIDM”) pays compensation up to a limit of RM250,000 if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025 and 2024, the Company did not have deposit funds that exceeded the insured limits in Malaysia.

13.	COMMITMENTS AND CONTINGENCIES

The Company from time to time may be involved in legal proceedings and disputes arising in the normal course of business. The Company believes that there are no material claims or actions pending or threatened against the Company.

On April 28, 2021, the Company entered into a financial advisory agreement, (“the agreement”) with Maxim Group, LLC (“Maxim”), a leading full-service investment banking, securities and wealth management firm, pursuant to which Maxim will provide certain advisory services including strategic corporate planning, capitalization, and marketing. Additionally, Maxim, will advise the Company with respect to its objective to list on a national securities exchange. As consideration for Maxim’s services pursuant to the agreement, the Company agreed to issue restricted shares of the Company’s common stock to Maxim equal to 2% of the outstanding shares of the Company’s Common Stock. As mentioned in Note 6, the Company issued 1,403,973 restricted shares, 1% of the outstanding shares of the common stock, upon execution of the agreement. Under the terms of the agreement, the Company is committed to issue additional restricted shares of 1% of the outstanding shares of its common stock upon a successful listing of the Company’s common stock to a national exchange (NASDAQ or NYSE).

On August 22, 2023, the Company received Summons from the National Labour Relations Commission (the “NLRC”) on behalf of its former employee (the “Complainant”) for mandatory conciliation/mediation conference. On November 16, 2023, the Company received a Notice of Decision from the NLRC ordering the Company to pay Complainant a monetary award of 3,152 USD.

On November 30, 2023, the Complainant submitted a Memorandum of Appeal to the NLRC. On December 11, 2023, the Company submitted Reply to the Memorandum of Appeal.

On July 4, 2024, the NLRC rendered its decision partially in favour of the Complainant. On January 14, 2025, the NLRC ordered a writ of execution to be issued against the Company.